EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015 [1]	Jun. 30, 2015 [1]	Mar. 31, 2015 [1]	Dec. 31, 2014 [1]	Sep. 30, 2014 [1]	Jun. 30, 2014 [1]	Mar. 31, 2014 [1]	Dec. 31, 2015	Dec. 31, 2014 [1]	Dec. 31, 2013 [1]
Numerator [Abstract]
Net income	$ 19,145	$ 27,483	$ (43,695)	$ 19,865	$ 17,314	$ 13,471	$ 21,746	$ 7,653	$ 22,798	$ 60,184	$ 53,940
Dividends declared and paid to shareholders									(41,388)	(41,392)	(30,531)
Dividend equivalents paid to vested RSUs and SARs									(1,054)	(1,426)	(940)
Net income available to common shareholders									$ (19,644)	$ 17,366	$ 22,469
Denominator [Abstract]
Weighted average shares outstanding-Basic (in shares)									41,222,690	41,405,211	34,129,880
Weighted average shares outstanding-Diluted (in shares)									41,315,149	41,527,584	34,243,456
Earnings per Share - Basic [Abstract]
Distributed earnings (in dollars per shares)									$ 1.00	$ 1.00	$ 0.89
Undistributed income (excess distribution) (in dollars per shares)									(0.48)	0.42	0.66
Basic earnings per share (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	0.52	1.42	1.55
Earnings per Share - Diluted [Abstract]
Distributed earnings (in dollars per shares)									1.00	1.00	0.89
Undistributed income (excess distribution) (in dollars per shares)									(0.48)	0.42	0.66
Diluted earnings per share (in dollars per shares)	$ 0.47	$ 0.66	$ (1.06)	$ 0.47	$ 0.41	$ 0.32	$ 0.52	$ 0.17	$ 0.52	$ 1.42	$ 1.55
RSUs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									7,950	48,674	102,914
SARs [Member]
Denominator [Abstract]
Dilutive common equivalent shares (in shares)									84,509	73,699	10,662

[1]	As restated